Income taxes - Schedule of Changes in Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Apr. 03, 2022 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 48.4
Deferred tax liabilities, beginning balance	(15.4)
Net deferred tax assets, beginning balance	33.0
Change in the year affecting adjustments	0.0
Change in the year affecting net income	12.1
Change in the year affecting foreign exchange translation	(1.8)
Change in the year affecting equity	(0.2)
Change in the year affecting other comprehensive loss	(5.7)
Deferred tax assets, ending balance	53.2
Deferred tax liabilities, ending balance	(15.8)
Net deferred tax assets, ending balance	37.4
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting adjustments	0.0
Change in the year affecting net income	6.7
Change in the year affecting foreign exchange translation	(1.9)
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting adjustments	0.0
Change in the year affecting net income	5.4
Change in the year affecting foreign exchange translation	0.1
Change in the year affecting equity	(0.2)
Change in the year affecting other comprehensive loss	$ (5.7)